Accounting policies - Level 3 financial instruments (Details) - Level 3 - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognized in profit and loss	€ 73,000	€ 193,000	€ 85,000
Financial liabilities held for trading | Cap&Floor | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial liabilities held for trading | Cap&Floor | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
Financial liabilities held for trading | Cap&Floor | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	36.30%
Financial liabilities held for trading | Cap&Floor | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (500)
Financial liabilities held for trading | Cap&Floor | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	430
Financial liabilities held for trading | Cap&Floor | Volatility option model
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		90000000.00%
Financial liabilities held for trading | Cap&Floor | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		10.00%
Financial liabilities held for trading | Cap&Floor | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		34.61%
Financial liabilities held for trading | Cap&Floor | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (20)
Financial liabilities held for trading | Cap&Floor | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 10
Financial liabilities held for trading | EQ Options | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		5000000.00%
Financial liabilities held for trading | EQ Options | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.00%
Financial liabilities held for trading | EQ Options | Option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		2.50%
Financial liabilities held for trading | EQ Options | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (6,350)
Financial liabilities held for trading | EQ Options | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 6,350
Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Asset Swap Repo Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(360)
Financial liabilities designated at fair value through profit or loss | Repos / Reverse repos | Asset Swap Repo Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | Cap&Floor | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%	10000000.00%
Financial assets held for trading | Cap&Floor | Volatility option model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%	90000000.00%
Financial assets held for trading | Cap&Floor | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	36.30%	31.55%
Financial assets held for trading | Cap&Floor | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (500)	€ (70)
Financial assets held for trading | Cap&Floor | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 430	€ 50
Financial assets held for trading | Currency swaps | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.70%)	(0.30%)
Financial assets held for trading | Currency swaps | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.70%	660000.00%
Financial assets held for trading | Currency swaps | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.73%	0.66%
Financial assets held for trading | Currency swaps | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (110)	€ 0
Financial assets held for trading | Currency swaps | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 110	€ 200
Financial assets held for trading | Currency swaps | Forward estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.04%
Financial assets held for trading | Currency swaps | Forward estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.04%)
Financial assets held for trading | Currency swaps | Forward estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.09%)
Financial assets held for trading | Currency swaps | Forward estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (30)
Financial assets held for trading | Currency swaps | Forward estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 30
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.00%	2000000.00%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward estimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.61%	0.61%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (650)	€ (720)
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 280	€ 310
Financial assets held for trading | EQ Options | EQ option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	7.86%
Financial assets held for trading | EQ Options | EQ option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%	93670000.00%
Financial assets held for trading | EQ Options | EQ option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	61.20%	48.37%
Financial assets held for trading | EQ Options | EQ option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (240)	€ (1,460)
Financial assets held for trading | EQ Options | EQ option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 520	€ 1,810
Financial assets held for trading | EQ Options | Local volatility | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets held for trading | EQ Options | Local volatility | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
Financial assets held for trading | EQ Options | Local volatility | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	40.00%
Financial assets held for trading | EQ Options | Local volatility | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (6,820)
Financial assets held for trading | EQ Options | Local volatility | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 6,820
Financial assets held for trading | FRAs | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | FRAs | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	4.00%	5000000.00%
Financial assets held for trading | FRAs | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.78%	2.22%
Financial assets held for trading | FRAs | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (910)	€ (780)
Financial assets held for trading | FRAs | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 730	€ 630
Financial assets held for trading | FX Options | FX option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | FX Options | FX option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%	50000000.00%
Financial assets held for trading | FX Options | FX option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	32.14%	32.14%
Financial assets held for trading | FX Options | FX option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (280)	€ (390)
Financial assets held for trading | FX Options | FX option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 500	€ 700
Financial assets held for trading | Inflation Derivatives | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	40.00%	50000000.00%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	13.29%	16.67%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (470)	€ (470)
Financial assets held for trading | Inflation Derivatives | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 240	€ 230
Financial assets held for trading | Inflation Derivatives | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(50.00%)	(100.00%)
Financial assets held for trading | Inflation Derivatives | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%	50000000.00%
Financial assets held for trading | Inflation Derivatives | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%	83.33%
Financial assets held for trading | Inflation Derivatives | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (560)	€ (630)
Financial assets held for trading | Inflation Derivatives | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 280	€ 310
Financial assets held for trading | IR Futures | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | IR Futures | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	15.00%	15000000.00%
Financial assets held for trading | IR Futures | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.91%	0.94%
Financial assets held for trading | IR Futures | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,090)	€ (940)
Financial assets held for trading | IR Futures | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 710	€ 60
Financial assets held for trading | IR Options | IR option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | IR Options | IR option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	60.00%	100000000.00%
Financial assets held for trading | IR Options | IR option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	36.28%	19.05%
Financial assets held for trading | IR Options | IR option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (200)	€ (270)
Financial assets held for trading | IR Options | IR option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 310	€ 60
Financial assets held for trading | IRS | Discounted cash flow | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.031%	0.7897%
Financial assets held for trading | IRS | Discounted cash flow | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.80%)
Financial assets held for trading | IRS | Discounted cash flow | Minimum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	7.70%	5.90%
Financial assets held for trading | IRS | Discounted cash flow | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	3.756%	2.0237%
Financial assets held for trading | IRS | Discounted cash flow | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	6.50%
Financial assets held for trading | IRS | Discounted cash flow | Maximum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	8.20%	6310000.00%
Financial assets held for trading | IRS | Discounted cash flow | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	71.91%	0.0982%
Financial assets held for trading | IRS | Discounted cash flow | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.81%
Financial assets held for trading | IRS | Discounted cash flow | Weighted average | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(2.87%)	2.26%
Financial assets held for trading | IRS | Discounted cash flow | Unfavourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (7,210)	€ (2,810)
Financial assets held for trading | IRS | Discounted cash flow | Unfavourable Scenario | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(40)
Financial assets held for trading | IRS | Discounted cash flow | Unfavourable Scenario | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(230)	(10)
Financial assets held for trading | IRS | Discounted cash flow | Favourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	4,160	1,290
Financial assets held for trading | IRS | Discounted cash flow | Favourable Scenario | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	10
Financial assets held for trading | IRS | Discounted cash flow | Favourable Scenario | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 100	€ 20
Financial assets held for trading | IRS | Forward estimation | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.0898%)
Financial assets held for trading | IRS | Forward estimation | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	6.00%
Financial assets held for trading | IRS | Forward estimation | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.1112%
Financial assets held for trading | IRS | Forward estimation | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	12.00%
Financial assets held for trading | IRS | Forward estimation | Unfavourable Scenario | Interest rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (270)
Financial assets held for trading | IRS | Forward estimation | Unfavourable Scenario | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	0
Financial assets held for trading | IRS | Forward estimation | Favourable Scenario | Interest rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	170
Financial assets held for trading | IRS | Forward estimation | Favourable Scenario | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | IRS | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(6.00%)	(6.00%)
Financial assets held for trading | IRS | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	12.80%	12500000.00%
Financial assets held for trading | IRS | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.36%	10.00%
Financial assets held for trading | IRS | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (70)	€ (80)
Financial assets held for trading | IRS | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 130	€ 130
Financial assets held for trading | IRS | Others
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.05%
Financial assets held for trading | IRS | Others | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,490)
Financial assets held for trading | IRS | Others | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | IRS | Prepayment modeling | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%	2.47%
Financial assets held for trading | IRS | Prepayment modeling | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	6.20%	6220000.00%
Financial assets held for trading | IRS | Prepayment modeling | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.44%	0.06%
Financial assets held for trading | IRS | Prepayment modeling | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (90)	€ (120)
Financial assets held for trading | IRS | Prepayment modeling | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 50	€ 50
Financial assets held for trading | Property derivatives | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | Property derivatives | Option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%	5000000.00%
Financial assets held for trading | Property derivatives | Option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%	2.50%
Financial assets held for trading | Property derivatives | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (2,620)	€ (17,820)
Financial assets held for trading | Property derivatives | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 2,620	€ 17,820
Financial assets held for trading | Swaptions | IR option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets held for trading | Swaptions | IR option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	40.00%	50000000.00%
Financial assets held for trading | Swaptions | IR option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	26.67%	33.33%
Financial assets held for trading | Swaptions | IR option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (130)	€ (160)
Financial assets held for trading | Swaptions | IR option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 270	€ 310
Financial assets held for trading | Corporate debt | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	85.00%
Financial assets held for trading | Corporate debt | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	115.00%
Financial assets held for trading | Corporate debt | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	15.00%
Financial assets held for trading | Corporate debt | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | Corporate debt | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | FX Forward | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		(0.02%)
Financial assets held for trading | FX Forward | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		(0.30%)
Financial assets held for trading | FX Forward | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.11%
Financial assets held for trading | FX Forward | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 0
Financial assets held for trading | FX Forward | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 0
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	20.00%
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	9.88%
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,230)
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 1,200
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.10%
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.40%
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.66%
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (260)
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 260
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%	5000000.00%
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%	2.50%
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,900)	€ (2,230)
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 1,900	€ 2,230
Financial assets designated at fair value through profit or loss | Government debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%	0.00%
Financial assets designated at fair value through profit or loss | Government debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%	10000000.00%
Financial assets designated at fair value through profit or loss | Government debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	8.33%	8.33%
Financial assets designated at fair value through profit or loss | Government debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (4,140)	€ (780)
Financial assets designated at fair value through profit or loss | Government debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 20,690	€ 3,910
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	4.74%
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (5,470)
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 4,920
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		90000000.00%
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		110000000.00%
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		10.00%
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (150)
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 150
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.00%
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		5000000.00%
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		2.50%
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (7,240)
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		7,240
Financial assets designated at fair value through profit or loss | Repos / Reverse repos | Asset Swap Repo Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		(180)
Financial assets designated at fair value through profit or loss | Repos / Reverse repos | Asset Swap Repo Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 230
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.07%
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		1550000.00%
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.74%
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (350)
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 350
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.01%)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.01%
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (560)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 600
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,190)
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 1,190
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%	90000000.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	110.00%	110000000.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%	10.00%
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (123,100)	€ (50,470)
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 123,100	€ 50,470
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		(150000.00%)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Minimum | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.10%)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Minimum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.01%)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		150000.00%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Maximum | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.10%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Maximum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.01%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Weighted average | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.12%	0.15%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Weighted average | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.00%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Unfavourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (19,840)	€ (6,720)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Unfavourable Scenario | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(70)	(90)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Unfavourable Scenario | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(13,120)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Favourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Favourable Scenario | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	70	€ 90
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Favourable Scenario | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 13,040
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.77%
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.42%
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.60%	1100000.00%
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.80%	1300000.00%
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.09%	0.10%
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (10)	€ 0
Financial assets at fair value through other comprehensive income | Government debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 10	€ 0
Financial assets at fair value through other comprehensive income | Equities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%	90000000.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	110.00%	110000000.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%	10.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (82,130)	€ (122,140)
Financial assets at fair value through other comprehensive income | Equities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 82,130	€ 122,140
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		150000.00%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		530000.00%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent		0.19%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ (40)
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount		€ 40